Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,684
Ending balance	2,669	$ 2,684
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,865	7,112
Acquisitions	235	593
Additions	925	487
Disposals	(953)	(351)
Foreign currency adjustments and other	(188)	24
Ending balance	7,884	7,865
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,181	4,731
Depreciation	402	354
Disposals	(335)	(132)
Foreign currency adjustments and other	(33)	228
Ending balance	5,215	5,181
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,178
Ending balance	1,071	1,178
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,883	1,722
Acquisitions	61	214
Additions	560	142
Disposals	(631)	(231)
Foreign currency adjustments and other	(130)	36
Ending balance	1,743	1,883
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	705	686
Depreciation	56	62
Disposals	(134)	(56)
Foreign currency adjustments and other	45	13
Ending balance	672	705
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	432
Ending balance	523	432
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,101	1,892
Acquisitions	82	96
Additions	139	56
Disposals	(171)	(38)
Foreign currency adjustments and other	3	95
Ending balance	2,154	2,101
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,669	1,450
Depreciation	83	80
Disposals	(58)	(35)
Foreign currency adjustments and other	(63)	174
Ending balance	1,631	1,669
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	448
Ending balance	437	448
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,296	2,088
Acquisitions	44	186
Additions	166	141
Disposals	(66)	(33)
Foreign currency adjustments and other	(68)	(86)
Ending balance	2,372	2,296
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,848	1,719
Depreciation	179	143
Disposals	(68)	(24)
Foreign currency adjustments and other	(24)	10
Ending balance	1,935	1,848
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626
Ending balance	638	626
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,585	1,410
Acquisitions	48	97
Additions	60	148
Disposals	(85)	(49)
Foreign currency adjustments and other	7	(21)
Ending balance	1,615	1,585
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	959	876
Depreciation	84	69
Disposals	(75)	(17)
Foreign currency adjustments and other	9	31
Ending balance	$ 977	$ 959